T. ROWE PRICE Global Impact Equity Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.9%
Common Stocks 0.9%
MercadoLibre (USD) (1) 157 295
Total Argentina (Cost $196) 295
BRAZIL 0.8%
Common Stocks 0.8%
NU Holdings, Class A (USD) (1) 17,506 251
Total Brazil (Cost $97) 251
CANADA 2.0%
Common Stocks 2.0%
Brookfield Renewable (USD)  9,291 310
Shopify, Class A (1) 2,554 299
Total Canada (Cost $394) 609
CHINA 2.7%
Common Stocks 1.2%
JD Health International (HKD) (1) 47,950 241
Zhongji Innolight , Class H (HKD) (1) 950 125
366
Common Stocks - China A Shares 1.5%
Contemporary Amperex Technology, A Shares (CNH)  8,000 469
469
Total China (Cost $991) 835
DENMARK 1.2%
Common Stocks 1.2%
Orsted  (1) 17,417 388
Total Denmark (Cost $336) 388

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 2.5%
Common Stocks 2.5%
Schneider Electric  969 326
SPIE  8,447 454
Total France (Cost $492) 780
GERMANY 1.7%
Common Stocks 1.7%
Infineon Technologies  7,219 518
Total Germany (Cost $263) 518
INDIA 2.6%
Common Stocks 2.6%
Bharti Airtel  21,861 452
Kotak Mahindra Bank  85,459 349
Total India (Cost $823) 801
INDONESIA 1.0%
Common Stocks 1.0%
Bank Central Asia  869,300 305
Total Indonesia (Cost $379) 305
IRELAND 0.7%
Common Stocks 0.7%
Kingspan Group  2,378 221
Total Ireland (Cost $203) 221
ITALY 2.2%
Common Stocks 2.2%
Danieli & C Officine Meccaniche  7,857 404
Prysmian  1,983 274
Total Italy (Cost $564) 678

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 4.4%
Common Stocks 4.4%
Chugai Pharmaceutical  6,100 265
Keyence  1,000 502
T&D Holdings  11,200 353
Tokyo Seimitsu  2,500 260
Total Japan (Cost $1,227) 1,380
NETHERLANDS 3.3%
Common Stocks 3.3%
Argenx , ADR (USD) (1) 387 330
ASML Holding  415 684
Total Netherlands (Cost $599) 1,014
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 2,665 284
Total Singapore (Cost $264) 284
SOUTH KOREA 1.0%
Common Stocks 1.0%
DB Insurance  2,775 300
Total South Korea (Cost $341) 300
SPAIN 2.2%
Common Stocks 2.2%
Banco Bilbao Vizcaya Argentaria  24,449 685
Total Spain (Cost $484) 685
TAIWAN 4.3%
Common Stocks 4.3%
Accton Technology  3,000 195
Chailease Holding  46,290 159
Delta Electronics  11,000 541

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
MediaTek  4,000 426
Total Taiwan (Cost $961) 1,321
UNITED KINGDOM 4.5%
Common Stocks 4.5%
ARM Holdings, ADR (USD) (1) 805 193
AstraZeneca  3,829 652
Ceres Power Holdings (1) 24,227 114
Halma  4,875 233
Spirax Group  2,200 206
Total United Kingdom (Cost $1,366) 1,398
UNITED STATES 59.5%
Common Stocks 59.5%
Advanced Drainage Systems  2,281 316
Advanced Micro Devices (1) 1,097 522
Aflac  5,279 673
Arista Networks (1) 2,561 462
Autoliv  3,770 464
Badger Meter  2,170 292
Broadcom  2,489 969
Consolidated Edison  5,039 549
Crowdstrike Holdings, Class A (1) 1,487 284
Danaher  1,884 367
Deere  900 533
Eli Lilly  388 446
Gilead Sciences  4,404 574
Hubbell  900 425
Ingersoll Rand  6,602 551
Intuitive Surgical (1) 970 343
KLA  3,151 576
Linde  1,853 887
Louisiana-Pacific  3,142 228
Moderna (1) 2,031 111
Monolithic Power Systems  383 546
MSA Safety  1,945 370
Natera  (1) 1,204 322
OneMain Holdings  7,498 469
Owens Corning  3,396 472
Palo Alto Networks (1) 694 230
Popular  5,143 901

T. ROWE PRICE Global Impact Equity Fund

Shares $ Value
(Cost and value in $000s)
Shoals Technologies Group, Class A (1) 17,088 149
Stryker  1,359 443
Synopsys (1) 687 267
TE Connectivity  2,313 476
Thermo Fisher Scientific  873 501
Trane Technologies  673 306
UnitedHealth Group  1,683 697
Veralto 5,086 479
Vertiv Holdings, Class A  2,059 497
Viavi Solutions (1) 7,479 276
Waste Connections  4,144 694
Welltower, REIT  2,116 496
Xylem  2,704 316
Total United States (Cost $14,771) 18,479
VIETNAM 0.6%
Common Stocks 0.6%
Asia Commercial Bank  228,724 190
Total Vietnam (Cost $167) 190
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 3.72% (2)(3) 523,769 524
Total Short-Term Investments (Cost $524) 524
Total Investments in Securities  100.7%
(Cost $25,442) $ 31,256
Other Assets Less Liabilities (0.7)% (227)
Net Assets 100.0% $ 31,029
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE Global Impact Equity Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Impact Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 121  ¤  ¤ $ 524^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $524.

T. ROWE PRICE Global Impact Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Impact Equity
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Impact Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Global Impact Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Impact Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1399-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 20,142 $ 10,590 $ — $ 30,732
Short-Term Investments 524 — — 524
Total $ 20,666 $ 10,590 $ — $ 31,256